Client Money (segregated) - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Client Money [Abstract]
Cash and cash equivalents held by entity unavailable for use by group	$ 194.9	$ 173.9